Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
OPERATING ACTIVITIES
Loss for the period	$ (563,999)	$ (1,394,994)	$ (5,259,749)	$ (4,601,846)
Items not involving cash:
Amortization	803	599	2,198	6,647
Stock-based compensation	9,829	72,169	202,886	105,606
Loss on settlement of liabilities				31,512
Accretion expense	150,925	125,117	490,531	372,266
Change in fair value of derivative liabilities	(455,144)	173,334	687,979	(1,019,786)
Unrealized foreign exchange loss	16,950		(3,696)
Change in non-cash operating working capital items:
Receivables	(1,720)	12,679	14,578	11,753
Prepaids	5,445	1,680	(19,761)	207,321
Accounts payable and accrued liabilities	526,717	316,992	1,544,846	1,098,391
Cash flows used in operating activities	(310,194)	(692,424)	(2,340,188)	(3,788,136)
INVESTING ACTIVITIES
Additions to mineral property interest	(179,963)
Purchase of equipment	(1,932)		(3,303)
Cash flows used in investing activities	(181,895)		(3,303)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants		167,736	300,574	4,449
Promissory notes received	250,000	800,000	2,201,846	3,640,000
Cash flows from financing activities	250,000	967,736	2,502,420	3,644,449
INCREASE (DECREASE) IN CASH	(242,089)	275,312	158,929	(143,687)
CASH, BEGINNING OF THE PERIOD	287,282	128,353	128,353	272,040
CASH, END OF THE PERIOD	45,193	403,665	287,282	128,353
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Taxes paid